Loan Receivable – Related Party (Details) ¥ in Millions		12 Months Ended
	Aug. 10, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 01, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Aug. 10, 2019 ILS (₪)	Jul. 01, 2019
Loan Receivable – Related Party (Details) [Line Items]
Amount invested									$ 817,000	¥ 5.7
Interest rate				4.99%			19.00%	19.00%	35.00%	35.00%		4.90%
Return of investment							$ 399,000	¥ 2.6
Amount received					$ 306,000	¥ 2.0
Non interest bearing loan		$ 93,000	¥ 0.6
Zhengtong Huazhi [Member]
Loan Receivable – Related Party (Details) [Line Items]
Loan receivable	$ 79,000										₪ 548,500
Term of the loan	Term of the loan is from August 10, 2019 to August 11, 2020, and interest rate is 4.35% per annum.